Differences in Quoted Prices of Gold and Foreign Currency	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Differences in Quoted Prices of Gold and Foreign Currency
35.	DIFFERENCES IN QUOTED PRICES OF GOLD AND FOREIGN CURRENCY

Composition	12/31/2024	12/31/2023	12/31/2022

Translation of foreign currency assets and liabilities into pesos	149,963,917	1,731,837,635	414,208,319
Income from foreign currency exchange	13,253,005	6,390,817	8,089,137

Total	163,216,922	1,738,228,452	422,297,456